Commitments, Guarantees and Pledged Assets - Summary of Asset Pledging Amounts and Related Activities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	$ 170,806	$ 156,079
Financial assets pledged as collateral for securities lending [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	46,242	47,894
Financial assets pledged as collateral for obligations related to securities sold under repurchase agreements [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	51,942	31,058
Financial assets pledged as collateral for obligations related to securities sold short [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	15,635	13,782
Financial assets pledged as collateral for securitizations [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	19,398	22,893
Financial assets pledged as collateral for covered bonds [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	20,206	21,544
Financial assets pledged as collateral for derivatives [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	12,952	11,680
Financial assets pledged as collateral for foreign governments and central banks [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	784	686
Financial assets pledged as collateral for clearing systems, payment systems, and depositories [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	2,400	5,867
Financial assets pledged as collateral for liabilities, other [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	$ 1,247	$ 675